INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Jazz Notes amortization	$ 4,230	$ 3,571	$ 3,015
Changes in fair value (total level 3 changes in fair value of bank loans)		7,900	16,092
Series G Debentures amortization, related rate differences and hedging results	2,738	1,901
Debentures Series F accretion and amortization including accelerated accretion		150	87,973
Exchange rate differences	6	(3,768)	1,056
Others	633	2,738	1,794
Other financing expense, net	7,607	12,492	109,930
Interest expense, net	$ 7,840	$ 11,857	$ 13,179